BUSINESS COMBINATION AND ASSET ACQUISITION (The calculation of the purchase consideration) (Details) - Blockchain Alliance Technologies $ in Thousands	Apr. 15, 2021 USD ($) shares
Business Acquisition [Line Items]
Fair value of 44,353,435 Class A ordinary shares at acquisition close on April 15, 2021	$ 69,945
Contingent consideration	15,183
Total allocated purchase price	$ 85,128
Class A Ordinary shares [Member]
Business Acquisition [Line Items]
Ordinary shares already held at acquisition | shares	44,353,435